UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Eric Lansky
700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  September 30, 2009

Item 1. Reports to Stockholders.

Vice Fund
Generation Wave Growth Fund
each a series of USA Mutuals

Semi-Annual Report
September 30, 2009

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:1-866-264-8783
Web:   www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS – VICE FUND	9

SCHEDULE OF SECURITIES SOLD SHORT	12

SCHEDULE OF OPTIONS WRITTEN	12

PORTFOLIO OF INVESTMENTS – GENERATION WAVE GROWTH FUND	13

STATEMENTS OF ASSETS AND LIABILITIES	17

STATEMENTS OF OPERATIONS	18

STATEMENTS OF CHANGES IN NET ASSETS	19

FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	23

RENEWAL OF ADVISORY AND SUBADVISORY AGREEMENTS	32

LETTER TO SHAREHOLDERS

September 30, 2009
Letter from the President

Dear USA Mutuals Funds Shareholder,

Enclosed you will find the semi-annual reports for each of the USA Mutuals Funds.  The USA Mutuals management team and Directors of the Funds recognize the importance of thorough and consistent communication with our shareholders.  In this semi-annual report, we include all the required quantitative information, such as financial statements, detailed footnotes, performance reports, Fund holdings and manager insights.

We also recognize the importance of timely and thorough information which enables you to confidently Invest Your Knowledge.  We hope you have been able to take advantage of reading our quarterly updates as well as participating in our Invest Your Knowledge Conference Call Series. If you are not already receiving such updates, please contact us by either email, info@usamutuals.com or call our investor services team at 866.264.8783 and we will be sure to add your name to our distribution list.  Finally, we always welcome your comments and suggestions on how we can continue to improve the value of our communications.

During the six month period ending September 30, 2009, the markets not only saw some of the darkest days in recent history but also saw a significant rebound.  To each of you, I offer my congratulations for maintaining your focus and making it through what was no doubt a very trying period.  No doubt, the last six months have taught all of us the importance of persistence for long term investors.

Although each of our Funds had solid returns for the six month period ending September 30, 2009 with the Generation Wave Growth Fund returning 23.76% and the Vice Fund providing shareholders a return of 25.16%, the markets are still down significantly from the peak nearly two years ago.  Even now, with recent signs of potential improvement (increasing consumer confidence, better then expected earnings for many companies, and increased housing starts), there are continuing concerns (increased unemployment, declining home prices and increased foreclosures) which highlight the importance of patience and taking a long term investment view.  Our managers aim to navigate an uncertain future by steadfastly maintaining a long-term perspective, remaining opportunistic and flexible, as we aim to build shareholder value over a period measured in years.  We also encourage you to leverage your own insights, knowledge and experience when investing, a philosophy we promote as Invest Your Knowledge.

We appreciate the confidence you have placed in our firm and the patience you have demonstrated as a shareholder.  As always, we welcome your comments, questions and suggestions on how we can continue to best support you and your investment objectives.

Sincerely

Eric Lansky
President
USA Mutuals

Past performance does not guarantee future results.

Opinions expressed are those of Mutual Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.  For a complete list of Fund holdings, please see the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible. The Vice Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Because the Generation Wave Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  Please refer to the prospectus for more information about the Fund, including risks, fees and expenses.  The Fund also invests in ETFs.  They are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.  The Fund may also invest in foreign securities.  Investments in foreign securities involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The USA Mutual Funds are distributed by Quasar Distributors, LLC (11/09)

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/09 – 9/30/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Unaudited) (Continued)

	Vice Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2009 -
	April 1, 2009	September 30, 2009	September 30, 2009*
Actual**	$1,000.00	$1,251.60	$11.40
Hypothetical
(5% return before expenses)***	$1,000.00	$1,014.94	$10.20

*	Expenses are equal to the Fund’s annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**	Excluding dividends on short positions, your actual cost of investment in the Fund would be $10.05.
***	Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $9.00.

	Generation Wave Growth Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2009 -
	April 1, 2009	September 30, 2009	September 30, 2009*
Actual	$1,000.00	$1,237.60	$8.92
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.10	$8.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Vice Fund Investment Insights
When risk-aversion practically vanishes, investors typically rotate into cyclical growth sectors, and the Vice Fund’s positioning in low beta, less economically sensitive areas makes it difficult to keep pace with the broader market and it’s not our practice to chase it. The largest sector holdings as a percent of net assets during the period were in tobacco. Our highest conviction view within the Fund’s target universe continues to be squarely placed on international tobacco, where operating fundamentals have been strong and valuations have been exceptional. The smallest industry weight was in gaming, where the fundamental outlook for U.S.-focused casino operators is still cloudy and a still-fragile consumer may portend a prolonged period of subpar top-line growth.

As we’ve said before, in periods characterized by relatively unexciting equity returns and a tepid economy – which is the environment we project going forward – the industries that the Vice Fund focuses on tended to shine. We maintain a long-term view and focus on the leading companies within the Fund’s target universe whose future prospects are brightest, in our opinion, given our read of industry trends and our intense company-specific analysis.

Generation Wave Growth Fund Investment Insights
The Generation Wave Growth Fund was designed to invest in sectors of the market that could be most impacted by the spending habits of the massive Baby Boomer population, and the demographic focus has recently been broadened as we are beginning to add companies to the portfolio that we believe should benefit from the spending habits of the younger Generation X and Generation Y cohorts. As consumers age, both their level of spending and the way that they allocate their expenditures change so this expanded demographic focus may allow us to capture multiple generational themes.

In addition to the points mentioned above, the largest generation is gradually moving out of the peak-spending age bracket, which might foster a slower growing economy in the coming years as the boomers turn from spenders to savers. Health care expenditures, though, continue to accelerate as people age, providing companies within this sector with the greatest demographic tailwinds. As a result, health care comprises the largest sector holdings in the Generation Wave Growth Fund as a percent of net assets.

Needless to say, age-related effects on sectors and companies develop at a snail’s pace, so investing to capitalize on demographic trends naturally requires a long-term view.

Charles Norton, CFA
Allen Gillespie, CFA

GNI Capital, Subadvisor

Opinions expressed are those of GNI Capital and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Performance data quoted represents past performance and does not guarantee future results.

Beta measures the volatility of the Fund, as compared to that of the overall market.  The Market's beta is set a 1.00; a beta higher than 1.00 is considered to be more volatile than the market, while a beta lower than 1.00 is considered to be less volatile.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Sector Breakdown % Total Investments

Vice Fund	Generation Wave Growth Fund

Total Returns as of September 30, 2009

	Vice	Generation Wave	S&P 500
Average Total Return	Fund	Growth Fund	Index

Six months	25.16%	23.76%	34.02%
One year	(11.27)%	(4.87)%	(6.91)%
Average annual three years	(5.29)%	(6.71)%	(5.42)%
Average annual five years	3.09%	0.61%	1.01%
Average annual since inception 6/21/01	N/A	0.63%	0.01%
Average annual since inception 8/30/02	6.60%	N/A	4.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

The Fund imposes a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

PORTFOLIO OF INVESTMENTS

Vice Fund
September 30, 2009 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 88.0%	Shares	Value

Aerospace & Defense 18.4%
Digitalglobe Inc. (a)	70,000	$1,565,900
General Dynamics Corp.	20,000	1,292,000
Lockheed Martin Corp.(1)	72,500	5,660,800
Northrop Grumman Corp.	55,000	2,846,250
Raytheon Co.	70,000	3,357,900
		14,722,850
Alcoholic Beverages 22.9%
Anheuser-Busch InBev NV (b)	35,000	1,598,243
Carlsberg A/S (b)	75,000	5,432,913
Diageo plc, - ADR (b)	57,500	3,535,675
Molson Coors Brewing Co. - Class B	42,500	2,068,900
Pernod Ricard SA (b)	12,500	992,705
SABMiller plc (b)	192,500	4,642,372
		18,270,808
Casinos, Gambling & Lotteries 5.7%
Bally Technologies Inc. (a)	42,000	1,611,540
Melco Crown Entertainment Ltd.- ADR (a)(b)	175,000	1,218,000
Wynn Macau, Ltd. (a)	100,000	130,071
Wynn Resorts, Ltd. (a)	22,500	1,595,025
		4,554,636
Tobacco 41.0%
Altria Group, Inc.	205,000	3,651,050
British American Tobacco PLC., ADR (b)	90,000	5,692,500
Imperial Tobacco Group Plc, - ADR (b)	30,000	866,841
Lorillard, Inc.(1)	110,000	8,173,000
Philip Morris International Inc.	295,000	14,378,300
		32,761,691
Total Common Stocks (Cost $64,410,200)		70,309,985

CALL OPTIONS PURCHASED 0.3%	Contracts

Aerospace & Defense 0.3%
Digitalglobe Inc
Expiration: October, 2009, Exercise Price: $20.00	750	219,375
Expiration: October, 2009, Exercise Price: $22.50	500	45,000
Total Call Options Purchased (Cost $165,275)		264,375

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Vice Fund
September 30, 2009 (Unaudited)	Ticker Symbol: VICEX

PUT OPTIONS PURCHASED 0.4%	Contracts	Value

Tobacco 0.2%
Lorillard, Inc
Expiration: October, 2009, Exercise Price: $75.00	100	$22,000
Expiration: December, 2009, Exercise Price: $70.00	100	23,000
Philip Morris International Inc.
Expiration: December, 2009, Exercise Price: $47.00	500	80,000
		125,000
Investment Company 0.2%
SPDR Trust Series 1
Expiration: November, 2009, Exercise Price: $102.00	800	185,600
Total Put Options Purchased (Cost $502,690)		310,600

SHORT-TERM INVESTMENTS 10.3%	Shares	Value

Investment Companies 10.3% (2)
Aim Liquid Assets, 0.20%	2,404,923	2,404,923
Aim STIC-STIC Prime Portfolio Money Market, 0.20%	1,090,627	1,090,627
Fidelity Institutional Money Market
Government Portfolio - Class I, 0.10%	2,300,994	2,300,994
Fidelity Money Market Portfolio - Select Class, 0.37%	2,410,446	2,410,446
Total Short-Term Investments (Cost $8,206,990)		8,206,990
Total Investments (Cost $73,285,155) 99.0%		79,091,950
Other Assets in Excess of Liabilities 1.0%		793,838
TOTAL NET ASSETS 100.0%		$79,885,788

(1)	A portion of the investment is held by the broker as collateral for short sales activity. As of September 30, 2009, the segregated market value of collateral is $11,334,000.
(2)	These Securities have fluctuating yields. The yields listed is the 1-day yield as of September 30, 2009.
ADR - American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Summary of Fair Value Exposure at September 30, 2009

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,309,985	$—	$—	$70,309,985
Purchased Options	574,975	—	—	574,975
Securities Sold Short	(1,558,200)	—	—	(1,558,200)
Short Term investments	8,206,990	—	—	8,206,990
Written Options	(62,450)	—	—	(62,450)
Other Financial Instruments*	—	—	—	—
Total**	$77,471,300	$—	$—	$77,471,300

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT

Vice Fund
September 30, 2009 (Unaudited)

COMMON STOCKS 2.0%	Shares	Value

Tobacco 2.0%
Reynolds American Inc.	35,000	$1,558,200
Total Securities Sold Short (Proceeds $1,308,842)		$1,558,200

SCHEDULE OF OPTIONS WRITTEN

Vice Fund
September 30, 2009 (Unaudited)

PUT OPTIONS WRITTEN 0.0%	Contracts	Value
SPDR Trust Series 1
Expiration: November, 2009, Exercise Price: $92.00	400	$27,200

CALL OPTIONS WRITTEN 0.1%
Philip Morris International Inc.
Expiration: December, 2009, Exercise Price: $50.00	250	35,250
Total Options Written (Premiums received $82,048)		$62,450

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

Generation Wave Growth Fund
September 30, 2009 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 59.9%	Shares	Value

Consumer Discretionary 8.1%

Internet & Catalog Retail 3.2%
Amazon.Com, Inc. (a)	7,500	$700,200

Textiles, Apparel & Luxury Goods 4.9%
Carter’s, Inc. (a)	21,000	560,700
True Religion Apparel, Inc. (a)	20,000	518,600
		1,079,300
Total Consumer Discretionary (Cost $1,688,457)		1,779,500

Financials 9.7%

Capital Markets 2.2%
Nomura Holdings, Inc. - ADR (b)	80,000	489,600

Commercial Banks 2.3%
Bank of America Corp.	30,000	507,600

Diversified Financial Services 2.5%
Encore Capital Group, Inc. (a)	40,000	538,000

Insurance 1.1%
MBIA Inc. (a)	30,000	232,800

Thrifts & Mortgage Finance 1.6%
Ocwen Financial Corp. (a)	30,000	339,600
Total Financials (Cost $2,096,058)		2,107,600

Health Care 27.1%

Biotechnology 1.6%
OSI Pharmaceuticals, Inc. (a)	10,000	353,000

Health Care Equipment & Supplies 4.3%
Atrion Corp.	4,000	577,600
ICU Medical, Inc. (a)	10,000	368,600
		946,200
Health Care Providers & Services 5.6%
Medco Health Solutions, Inc. (a)	13,000	719,030
Tenet Healthcare Corp. (a)	85,000	499,800
		1,218,830
Pharmaceuticals 15.6%
Bristol-Myers Squibb Co.	38,000	855,760
Eli Lilly and Co.	14,500	478,935
Mylan Laboratories (a)	57,000	912,570

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
September 30, 2009 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 59.9% (Continued)	Shares	Value

Pharmaceuticals 15.6% (Continued)
Pfizer Inc.	40,000	$662,000
Wyeth	10,000	485,800
		3,395,065
Total Health Care (Cost $5,958,516)		5,913,095

Industrials 6.0%

Commercial Services & Supplies 3.1%
Portfolio Recovery Associates, Inc. (a)	15,000	679,950

Electrical Equipment 2.9%
Ener1, Inc. (a)	90,000	622,800
Total Industrials (Cost $1,321,874)		1,302,750

Information Technology 9.0%

Internet Software & Services 6.2%
Google, Inc. - Class A (a)	1,350	669,398
NetEase.com - ADR (a)(b)	15,000	685,200
		1,354,598
Semiconductor & Semiconductor Equipment 2.8%
PMC-Sierra, Inc. (a)	65,000	621,400
Total Information Technology (Cost $1,929,113)		1,975,998
Total Common Stocks (Cost $12,994,018)		13,078,943

DOMESTIC BOND FUNDS 9.5%
Dreyfus High Yield Strategies Fund	150,000	532,500
DWS High Income Trust	62,500	513,125
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	1,028,800
Total Domestic Bond Funds (Cost $1,902,789)		2,074,425

INTERNATIONAL INDEX FUNDS 12.6%
iShares MSCI EAFE Growth Index Fund	30,000	1,600,500
Wisdomtree Japan SmallCap Dividend Fund	28,000	1,159,480
Total International Index Funds (Cost $3,540,601)		2,759,980

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
September 30, 2009 (Unaudited)	Ticker Symbol: GWGFX

SECTOR FUNDS 14.9%	Shares	Value

Energy 5.4%
Oil Services HOLDRS Trust	5,000	$587,150
SPDR S&P Oil and Gas Exploration and Production ETF	15,000	579,300
		1,166,450
Health Care 3.5%
PowerShares Dynamic Healthcare Sector Portfolio	36,000	769,320

Mining 6.0%
iShares Silver Trust (a)	30,000	491,400
Market Vectors - Gold Miners ETF (a)	18,000	815,220
		1,306,620
Total Sector Funds (Cost $3,578,889)		3,242,390

SHORT-TERM INVESTMENTS 3.4%

Investment Companies 3.4%(1)
Fidelity Money Market Portfolio - Select Class, 0.37%	750,513	750,513
Total Short-Term Investments (Cost $750,513)		750,513
Total Investments (Cost $22,766,810) 100.3%		21,906,251
Liabilities in Excess of Other Assets (0.3)%		(60,594)
TOTAL NET ASSETS 100.0%		$21,845,657

(1)	These Securities have fluctuating yields. The yields listed is the 1-day yield as of September 30, 2009.
ADR - American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Summary of Fair Value Exposure at September 30, 2009

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,078,943	$—	$—	$13,078,943
Domestic Bonds	2,074,425	—	—	2,074,425
International Index Funds	2,759,980	—	—	2,759,980
Sector Funds	3,242,390	—	—	3,242,390
Short Term investments	750,513	—	—	750,513
Other Financial Instruments*	—	—	—	—
Total**	$21,906,251	$—	$—	$21,906,251

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2009 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
ASSETS
Investments, at cost	$73,285,155	$22,766,810
Investments, at value	79,091,950	21,906,251
Cash	—	1,129
Deposits at broker for securities
sold short and options written	3,023,392	—
Income Receivable	37,644	12,593
Receivable for capital shares sold	30,149	2,000
Receivable for investments sold	415,975	—
Other assets	26,793	14,514
TOTAL ASSETS	82,625,903	21,936,487
LIABILITIES
Payable for investments purchased	885,416	—
Securities sold short, at value
(proceeds $1,308,842 and $0 respectively)	1,558,200	—
Written options, at value
(premium received $82,048 and $0 respectively)	62,450	—
Payable for distribution fees	37,034	—
Payable to affiliates	56,664	15,293
Payable to Advisor	62,463	12,651
Payable for capital shares redeemed	14,742	34,416
Accrued expenses and other liabilities	63,146	28,470
TOTAL LIABILITIES	2,740,115	90,830
NET ASSETS	$79,885,788	$21,845,657
Net assets consist of:
Paid-in capital	119,954,917	30,588,620
Net investment income	326,888	177,649
Accumulated net realized loss	(45,973,052)	(8,060,053)
Net unrealized appreciation (depreciation) on:
Investments	5,806,795	(860,559)
Short positions	(249,358)	—
Written options	19,598	—
NET ASSETS	$79,885,788	$21,845,657
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,589,500	3,355,168
Net asset value, redemption
price and offering price per share	$14.29	$6.51

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For The Six Months Ended September 30, 2009 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding tax
of $17,288 and $0 respectively)	$1,230,661	$193,287
Interest income	60,500	3,891
TOTAL INVESTMENT INCOME	1,291,161	197,178
EXPENSES
Advisory fees (Note 3)	368,624	98,362
Distribution fees (Note 3)	97,006	—
Transfer agent fees and expenses (Note 3)	83,617	26,969
Administration fees (Note 3)	48,861	22,690
Fund accounting fees (Note 3)	33,395	10,745
Reports to shareholders	29,646	5,148
Federal and state registration fees	16,728	11,281
Custody fees (Note 3)	15,817	3,280
Legal fees	12,358	12,358
Chief compliance officer fees and expenses	10,668	10,668
Audit fees	7,020	7,020
Trustees’ fees and related expenses	5,766	5,766
Other expenses	13,820	4,640
TOTAL EXPENSES
BEFORE INTEREST EXPENSE	743,326	218,927
Dividends on short positions	95,076	—
TOTAL EXPENSES	838,402	218,927
Less waivers by Advisor (Note 3)	(54,228)	(54,655)
NET EXPENSES	784,174	164,272
NET INVESTMENT INCOME	506,987	32,906
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions
Investments	(4,421,712)	(2,444,876)
Short positions	(1,518,675)	—
Written options	214,074	—
Change in net unrealized appreciation/depreciation on:
Investments	22,625,910	6,767,910
Short positions	(261,646)	—
Written options	348	—
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	16,638,299	4,323,034
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$17,145,286	$4,355,940

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Vice Fund

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
FROM OPERATIONS
Net investment income	$506,987	$1,713,165
Net realized gain (loss) on:
Investments	(4,421,712)	(41,231,576)
Short positions	(1,518,675)	3,129,446
Written options	214,074	(1,728,635)
Change in net unrealized appreciation/depreciation on:
Investments	22,625,910	(28,075,054)
Short positions	(261,646)	(122,490)
Written options	348	11,940
Net increase (decrease) in net assets from operations	17,145,286	(66,303,204)

FROM DISTRIBUTIONS
Net investment income	(1,680,783)	(241,445)
Net realized gain on investments	—	(460,328)
Net decrease in net assets resulting
from distributions paid	(1,680,783)	(701,773)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	2,879,422	22,695,483
Net asset value of shares issued in
reinvestment of distributions to shareholders	1,618,150	674,805
Payments for shares redeemed	(11,063,161)	(65,981,026)
Redemption fees	902	21,913
Net decrease in net assets from
capital share transactions	(6,564,687)	(42,588,825)

TOTAL INCREASE (DECREASE)
IN NET ASSETS	8,899,816	(109,593,802)

NET ASSETS
Beginning of period	70,985,972	180,579,774
End of period	$79,885,788	$70,985,972

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Generation Wave Growth Fund

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
FROM OPERATIONS
Net investment income	$32,906	$144,764
Net realized loss from security transactions	(2,444,876)	(5,615,177)
Change in net unrealized
appreciation/depreciation on investments	6,767,910	(5,507,085)
Net increase (decrease) in net assets from operations	4,355,940	(10,977,498)

FROM DISTRIBUTIONS
Net investment income	—	—
Net realized gain on investments	—	(4,220,555)
Net decrease in net assets resulting
from distributions paid	—	(4,220,555)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	266,964	840,788
Net asset value of shares issued in
reinvestment of distributions to shareholders	—	4,163,882
Payments for shares redeemed	(1,944,759)	(7,129,892)
Redemption fees	750	6,973
Net decrease in net assets from
capital share transactions	(1,677,045)	(2,118,249)

TOTAL INCREASE (DECREASE)
IN NET ASSETS	2,678,895	(17,316,302)

NET ASSETS
Beginning of period	19,166,762	36,483,064
End of period	$21,845,657	$19,166,762

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Vice Fund

Per Share Data for a Share Outstanding Throughout each Year

	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)		2009		2008		2007		2006	2005
Net Asset Value,
Beginning of Period	$11.67		$20.57		$20.37		$18.08		$15.42	$13.34
Income (loss) from
investment operations:
Net investment income	0.10		0.29		0.03		0.06	(2)	—	—
Net realized and unrealized
gain (loss) on investments	2.81		(9.09)		0.94		2.48		2.87	2.12
Total from investment operations	2.91		(8.80)		0.97		2.54		2.87	2.12
Less distributions:
Dividends from net
investment income	(0.29)		(0.03)		(0.04)		(0.04)		—	—
From net realized gain
on investments	—		(0.07)		(0.74)		(0.21)		(0.24)	(0.06)
Total distributions	(0.29)		(0.10)		(0.78)		(0.25)		(0.24)	(0.06)
Paid-in capital from
redemption fees (Note 2)	—	(3)	—	(3)	0.01		—	(3)	0.03	0.02
Net Asset Value, End of Period	$14.29		$11.67		$20.57		$20.37		$18.08	$15.42
Total Return	25.16%		(42.83)%		4.44%		14.10%		18.98%	16.05%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$79,886		$70,986		$180,580		$103,025		$50,531	$31,483
Ratio of expenses to
average net assets:
Before waiver and
expense reimbursement	2.16	%(1)	1.87	%(1)	1.65	%(1)	1.93	%(1)	2.20%	2.67%
After waiver and
expense reimbursement	2.02	%(1)(5)	1.88	%(1)	1.84	%(1)	1.78	%(1)	1.75%	1.75%
Ratio of net investment
income (loss) to average net assets:
Before waiver and
expense reimbursement	1.17	%(4)	1.42	%(4)	0.31	%(4)	0.27	%(4)	(0.46)%	(0.93)%
After waiver and
expense reimbursement	1.31	%(4)(5)	1.43	%(4)	0.12	%(4)	0.42	%(4)	(0.01)%	(0.01)%
Portfolio turnover rate	27.57%		26.67%		50.10%		44.44%		67.29%	15.01%

(1)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.92% and 1.78% for the period ended September 30, 2009, 1.74 and 1.75 for the year ended March 31, 2009, 1.56% and 1.75% for the year ended March 31, 2008 and 1.90% and 1.75% for the year ended March 31, 2007.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.
(5)	Effective August 1, 2009, the expense cap was increased from 1.75% to 1.85%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Generation Wave Growth Fund

Per Share Data for a Share Outstanding Throughout each Year

	Six Months
	Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value,
Beginning of Year	$5.26		$9.88	$12.74	$12.72	$10.80	$10.40
Income (loss) from
investment operations:
Net investment income(1)	0.01		0.04	0.10	0.14 (2)	0.03	0.03
Net realized and unrealized
gain (loss) on investments	1.24		(3.28)	(0.88)	0.70	1.92	0.37
Total from investment operations	1.25		(3.24)	(0.78)	0.84	1.95	0.40
Less distributions paid:
From net investment income	—		—	(0.19)	(0.18)	(0.03)	—
From net realized
gain on investments	—		(1.38)	(1.89)	(0.64)	—	—
Total distributions paid	—		(1.38)	(2.08)	(0.82)	(0.03)	—
Net Asset Value, End of Year	$6.51		$5.26	$9.88	$12.74	$12.72	$10.80
Total Return	23.76%		(33.33)%	(7.39)%	6.67%	18.13%	3.85%
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$21,846		$19,167	$36,483	$49,531	$56,013	$31,446
Ratio of expenses to
average net assets(3)(4)	1.59	%(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income
to average net assets(3)(4)	0.32%		0.52%	0.69%	0.99%	0.30%	0.26%
Portfolio turnover rate	83.37%		76.87%	67.29%	53.00%	6.60%	39.78%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)
Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.11%, 1.91%, 1.58%, 1.61%, 1.77% and 1.90% and the ratio of net investment income (loss) to average net assets would have been (0.21)%, 0.12%, 0.61%, 0.88%, 0.03% and (0.14)% for the periods ended September 30, 2009, March 31, 2009, March 31, 2008, March 31, 2007, March 31, 2006 and March 31, 2005 respectively.

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Effective August 1, 2009, the expense cap was increased from 1.50% to 1.75%.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

(1)Organization
USA MUTUALS (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Vice Fund and the Generation Wave Growth Fund (the “Funds”), each represent a distinct portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

The Vice Fund became effective and commenced operations on August 30, 2002.  The Generation Wave Growth Fund became effective and commenced operations on June 21, 2001.

The Funds are managed by Mutuals Advisors, Inc. (the “Advisor”), which has retained GNI Capital, Inc. (“GNI”) to act as the Funds’ subadvisor.

The investment objective of the Vice Fund is long-term growth of capital.  The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term while at times providing a low level of current income.

(2)Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.

The Funds adopted FASB ASC 815, Derivatives and Hedging (ASC 815)(formerly known as FAS 161), effective November 15, 2008. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Vice Fund is the only fund that has maintained any positions in derivative instruments or engaged in hedging activities. For additional information regarding derivative instruments and hedging activities of the Vice Fund, please refer to Notes 2.F and 2.G to understand how and why the Vice Fund uses derivatives.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

(a)	Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or of the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined by the Advisor under the supervision of the Funds’ Board of Trustees.  The NAV of the Generation Wave Growth Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests. When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820)(formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments.  See each Fund’s Schedule of Investments for disclosures relating to the inputs used to value the Funds’ assets and liabilities.

(b)	Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2006 through March 31, 2009.

(c)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The tax character of distributions paid during the years ended March 31, 2009 and March 31, 2008 were as follows:

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
Vice Fund	$1,680,783	$—	$241,501	$460,272
Generation Wave Growth Fund	—	—	$21	$4,220,534

The Funds designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2009.  As of March 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Vice	Generation Wave
	Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$83,303,401	$26,835,920
Gross tax unrealized appreciation(1)	$2,800,444	$102,581
Gross tax unrealized depreciation(1)	(20,030,133)	(7,731,050)
Net tax unrealized depreciation(1)	(17,229,689)	(7,628,469)
Undistributed ordinary income	1,500,684	144,743
Total distributable earnings	1,500,684	144,743
Other accumulated losses	(39,804,627)	(5,615,177)
Total accumulated earnings	$(55,533,632)	$(13,098,903)

(1)	Excluding options written and securities sold short.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

The difference between book-basis and tax-basis unrealized depreciation is attributed primarily to the tax deferral of losses on wash sales.

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(f)	Short Positions
The Vice Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Vice Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Vice Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Vice Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Vice Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Vice Fund’s deposits at broker on securities sold short is with one major security dealer. The Vice Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short. As of September 30, 2009, the Vice Fund had 2.0% of its net assets invested in short positions.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

(g)	Options
The Vice Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Vice Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Vice Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Vice Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Vice Fund has the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Vice Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is written by the Vice  Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Vice Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Vice Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.  Premiums received from writing options that expire unexercised are treated by the Vice Fund on the expiration date as realized gains from investments.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Vice Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Vice Fund.  The number of option contracts written and the premiums received by the Vice Fund during the six months ended September 30, 2009, were as follows:

	Number of	Premium
	Contracts	Received
Options outstanding, beginning of period	(700)	$(77,000)
Option written	(4,500)	(468,787)
Option exercised	—	—
Option expired	1,700	207,496
Option closed	2,850	256,243
Options outstanding, end of period	(650)	$(82,048)

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

The following is a summary of the location of derivative investments on the Vice Fund’s Statement of Operations as of September 30, 2009:

Derivative Investment Type	Location of Derivatives
Options – equity contracts	Net realized gain from options written
Short Positions	Net realized loss from short positions

The following is a summary of the Vice Fund’s realized loss on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure as of September 30, 2009:

Derivative Investment Type	Realized Gain (Loss) on Derivative Investments
Options – equity contracts	$214,074
Short Positions	$(1,518,675)

(h)	Other
Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(i)	Foreign Currency Translation
Values of investments denominated in foreign currencies are converted to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

(j)	Reclassifications of Capital Accounts
U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

(3)Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund’s average daily net assets. For the six months ended September 30, 2009, the Vice Fund and the Generation Wave Growth Fund incurred $368,624 and $98,362 in advisory fees, respectively.

The Advisor has agreed to waive, through July 31, 2010, its management fee and/or reimburse the Funds’ other normal operating expenses (excludes dividends on short

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

positions and interest expense) to the extent necessary to ensure that the Vice Fund’s and the Generation Wave Growth Fund’s operating expenses do not exceed 1.85% and 1.75% of the Fund’s average daily net assets, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Expenses will only be recouped if the current expense ration is lower than the expense cap in place at the time such expense was waived.  For the six months ended September 30, 2009, $54,228 and $54,655 was waived by the Advisor in the Vice Fund and the Generation Wave Growth Fund, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

		Generation Wave
	Vice Fund	Growth Fund
2010	$95,868	$58,767
2011	—	37,772
2012	—	112,654
2013	54,228	54,655

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. For the six months ended September 30, 2009, the Vice Fund and the Generation Wave Growth Fund incurred $33,395 and $10,745 in accounting fees, $48,861 and $22,690 in administration fees, $83,617 and $26,969 in transfer agency fees and $15,817 and $3,280 in custodian fees, respectively.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Vice Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the six months ended September 30, 2009, the Vice Fund accrued expenses of $97,006 pursuant to the 12b-1 Plan.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

(4)Capital Share Transactions
Transactions in shares of the Vice Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2009	March 31, 2009
Beginning shares	6,081,730	8,780,374
Shares sold	219,141	1,255,771
Shares issued to holders in
reinvestment of distributions	124,091	49,598
Shares redeemed	(835,462)	(4,004,013)
Net decrease	(492,230)	(2,698,644)
Ending shares	5,589,500	6,081,730

Transactions in shares of the Generation Wave Growth Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2009	March 31, 2009
Beginning shares	3,641,521	3,691,004
Shares sold	46,951	110,445
Shares issued to holders in
reinvestment of distributions	—	761,222
Shares redeemed	(333,304)	(921,150)
Net decrease	(286,353)	(49,483)
Ending shares	3,355,168	3,641,521

(5)Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, short sales and option transactions for the Funds for the six months ended September 30, 2009, are summarized below:

	Purchases	Sales
Vice Fund	$17,351,872	$20,963,172
Generation Wave Growth Fund	16,504,970	16,315,280

There were no purchases or sales of U.S. government securities.

(6)Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities. The interest rate on the outstanding principal amount for the Funds was the Bank’s Prime Rate (weighted average rate of 3.25% for the Generation Wave Growth Fund for the six months ended September 30, 2009).

During the six months ended September 30, 2009, the Vice Fund had no loan activity.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2009 (Unaudited)

During the six months ended September 30, 2009, the Generation Wave Growth Fund had an outstanding average daily balance of $2,470 and the maximum amount outstanding during the period was $113,000. Interest expense amounted to $42 for the Fund for the six months ended September 30, 2009. At September 30, 2009 there was no loan payable balance for the Generation Wave Growth Fund.

(7)Subsequent Events
In preparing these financial statements, the Funds have performed an evaluation of subsequent events between September 30, 2009 and November 25, 2009, the date of issuance of the financial statements, and believe that no events have occurred that require adjustment of, or disclosure in, the financial statements.

DISCUSSION OF BOARD’S CONSIDERATION OF THE RENEWAL OF ADVISORY AND SUBADVISORY AGREEMENTS

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees of the Company on May 18, 2009 (the “Board Meeting”), the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between the Company and Mutuals Advisors, Inc., (the “Advisor”), on behalf of the Generation Wave Growth Fund (the “Generation Wave Fund”) and the Vice Fund (the “Vice Fund”) (each individually, a “Fund,” and collectively, the “Funds”), through July 31, 2010.  In advance of the Board Meeting, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions asked by the Trustees.  The materials provided contained information with respect to the factors noted below, including the Agreement, a memorandum prepared by the Company’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, advisory fees and other expenses of the Funds, due diligence materials relating to the Advisor (including a questionnaire completed on behalf of the Funds by the Advisor, Form ADV, financial statements, written compliance program and Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the renewal process relating to the Agreement, including performance, management fees and other expense information.  The materials also included comparisons of each Fund with other funds of similar size and/or investment objectives in terms of performance, fees and other expenses, as well as the performance of each Fund versus its benchmarks.

DISCUSSION OF FACTORS CONSIDERED IN CONNECTION WITH THE ADVISORY AGREEMENT

In connection with the approval of the renewal of the Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES.

The Trustees considered the nature, extent and quality of services provided by the Advisor, including portfolio management, supervision of each Fund’s operations, compliance and regulatory matters and general oversight of other service providers.  The Trustees discussed the Advisor’s responsibilities in light of the investment advisory services provided by GNI Capital, Inc. (“GNI”) as a subadvisor in making day-to-day decisions with respect to the management of the Funds’ portfolios.  The Trustees reviewed the structure of the Advisor’s compliance procedures and discussed the Advisor’s handling of compliance matters.  The Trustees concluded that, while the Advisor did not have a large staff, the quality of the services provided to the Funds has been consistently of a high level and that it was qualified to manage the Funds’ portfolios, to oversee GNI as a subadvisor and to monitor the Funds’ compliance with applicable requirements under the securities laws.

2.INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR.

The Trustees reviewed a report prepared by Lipper, Inc. (“Lipper”) that contained information regarding each Fund’s performance.  The Trustees considered short-term and long-term investment performance for the Funds over various periods of time as compared to both relevant equity indices and the performance of each Fund’s Lipper peer group universe, and concluded that the Advisor had delivered reasonable performance results consistent with the long-term investment strategies being pursued by each Fund.

The Trustees noted that the Generation Wave Fund ranked high in its peer group based on its average annual return for periods of one year and less, but ranked somewhat lower (but still in the third quartile) over five-year and three-year periods.  In particular, the Trustees noted that the Generation Wave Fund performed better than the median of its peers for the three-month, six-month and one-year periods.

The Trustees noted that the Vice Fund ranked very high in its peer group based on its average annual return over five-year, three-year and six-month periods, but ranked somewhat lower (but still in the third quartile) over one-year and three-month periods.  In particular, the Trustees noted that the Vice Fund ranked in the first quartile of its performance peer group for the five-year (first in its peer group) and three-year periods and in the second quartile of its performance peer group for the six-month period ended March 31, 2009.

The Trustees also noted that the Advisor did not have any clients other than the Company, so performance results could not be compared to the Advisor’s other clients.  After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Advisor’s continued management.

3.COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered each Fund’s management fee and total expense ratio relative to industry averages for the Fund’s benchmark category.  The Trustees noted that the Advisor proposed an increase in its cap on the Generation Wave Fund’s expenses from 1.50% to 1.75% to reflect the Generation Wave Fund’s greater focus on individual stocks.  Based on the information provided by Lipper, the Generation Wave Fund was in the third quartile in its expense peer group based on total expenses and net advisory fee.

The Trustees also noted that the Advisor proposed an increase in its cap on the Vice Fund’s expenses from 1.75% to 1.85%, which the Trustees determined to be reasonable since the Vice Fund’s total expenses would still rank in the middle third of its peer group at the higher expense cap of 1.85%.  Based on the information provided by Lipper, the Vice Fund ranked in the third quartile in its expense peer group based on total expenses and net advisory fee.

The Trustees reviewed the Advisor’s balance sheet, income statement and profit and loss statement and, with respect to the Generation Wave Fund, noted that due to the expense cap that is still in place, the Advisor continues to waive a portion of its advisory fee.  The Trustees also concluded that the Funds’ expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative performance and expense and advisory fee information, and that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive.

4.EXTENT OF ECONOMIES OF SCALE AS EACH FUND GROWS.

The Trustees considered whether there have been economies of scale with respect to the management of the Funds and whether the Funds have appropriately benefited from any economies of scale.  The Trustees noted that as asset levels grow, certain service provider fees are reduced.  The Trustees again noted that the Advisor’s caps on the Funds’ total expenses, which have been in place since each Fund’s inception will remain in place for at least another year.  The Trustees also noted that, with respect to the Generation Wave Fund, the Advisor’s cap on the Generation Wave Fund’s total expenses has been and continues to be a clear benefit to the Generation Wave Fund’s investors.

The Trustees also considered whether the management fee rate with respect to each Fund is reasonable in relation to the asset size of each Fund and any economies of scale that may exist.  The Trustees acknowledged the statement of the Advisor that the Funds’ expense cap may no longer be necessary as the Funds grow and that their fee structure would be re-evaluated.  With respect to the Advisor’s fee structure and applicable expense caps, the Trustees concluded that the extent of potential economies of scale were adequately addressed.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS.

The Trustees also considered the character and amount of benefits received by the Advisor from its association with the Funds.  The Trustees concluded that the Advisor did not receive any ancillary benefits from its association with the Funds.

CONCLUSIONS

All of these factors were considered by the Trustees.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders had received favorable absolute and relative performance at reasonable fees and, therefore, approval of the renewal of the Agreement was in the best interest of the Funds and their shareholders.

ANNUAL RENEWAL OF SUBADVISORY AGREEMENT

At the Board Meeting, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), also approved the renewal of the Subadvisory Agreement (the “Subadvisory Agreement”) between the Advisor and GNI, on behalf of the Funds, through June 1, 2010.  In advance of the Board Meeting, the Independent Trustees requested and received materials to assist them in considering the renewal of the Subadvisory Agreement, including a written response by GNI, dated April 21, 2009, to specific questions asked by the Trustees.  The materials provided contained information with respect to the Subadvisory Agreement and the factors that the Trustees should consider in approving the Subadvisory Agreement.  In addition, the Trustees reviewed the information and materials provided to them in connection with their consideration of the Agreement.

DISCUSSION OF FACTORS CONSIDERED IN CONNECTION WITH THE SUBADVISORY AGREEMENT

In connection with the approval of the renewal of the Subadvisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES.

The Trustees reviewed and considered GNI’s investment style, its key personnel and its financial condition, noting in particular the appointment of a new chief compliance officer.  The Trustees also considered services provided by GNI under the Subadvisory Agreement, including the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to each Fund’s investment restrictions and assisting with each Fund’s compliance with applicable securities laws and regulations.  The Trustees concluded that the nature, extent and quality of the services provided by GNI to the Funds were appropriate, and determined that the Funds should continue to retain GNI as subadvisor because the Funds were likely to benefit from GNI’s investment strategy.

2.INVESTMENT PERFORMANCE OF THE FUNDS AND GNI.

The Trustees reviewed a report prepared by Lipper that contained information regarding each Fund’s performance.  The Trustees considered short-term and long-term investment performance for each Fund over various periods of time as compared to both relevant equity indices and the performance of each Fund’s Lipper peer group universe, and concluded that GNI had delivered reasonable performance results consistent with the long-term investment strategies being pursued by the Funds.

The Trustees noted that Generation Wave Fund ranked high in its peer group based on its average annual return for periods of one year and less, but ranked somewhat lower (but still in the third quartile) over five-year and three-year periods.  In particular, the Trustees noted that the Generation Wave Fund performed better than the median of its peers for the three-month, six-month and one-year periods.

The Trustees noted that the Vice Fund ranked very high in its peer group based on its average annual return over five-year, three-year and six-month periods, but ranked somewhat lower (but still in the third quartile) over one-year and three-month periods.  In particular, the Trustees noted that the Vice Fund ranked in the first quartile of its performance peer group for the five-year (first in its peer group) and three-year periods and in the second quartile of its performance peer group for the six-month period ended March 31, 2009.

The Trustees also considered composite performance information for all managed accounts by GNI that are comparable to each Fund.  After considering all of the information, the Trustees concluded that the performance obtained by GNI for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from GNI’s continued management.

3.COSTS OF SERVICES AND PROFITS REALIZED BY GNI.

With respect to the sub-advisory fees, the Trustees considered that GNI is paid by the Advisor out of its advisory fees and not by the Funds.  The Trustees also believed,

based on information that the Advisor provided, that the Subadvisory Agreement had been negotiated at arm’s-length between the Advisor and GNI.  The Advisor confirmed to the Trustees that the sub-advisory fees to be paid to GNI were reasonable in light of the anticipated quality of the services to be performed by GNI.  Since the subadvisory fees are paid by the Advisor, the overall advisory fee paid by the Funds is not directly affected by the subadvisory fee.  Consequently, the Trustees did not consider the costs of services provided by GNI or its profitability from its relationship with the Funds because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the subadvisory fees to be paid to GNI were reasonable in light of the services to be provided by GNI.

4.EXTENT OF ECONOMIES OF SCALE AS EACH FUND GROWS.

Since the subadvisory fees are not paid by the Funds, the Trustees did not consider whether the subadvisory fees should reflect any potential economies of scale that might be realized as the Funds’ assets increase.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS.

The Trustees considered information presented regarding any benefits to GNI or its affiliates from serving as subadvisor to the Funds (in addition to the subadvisory fee).  The Trustees concluded that the success of the Funds could attract other business to GNI.

CONCLUSIONS

All of these factors were considered by the Trustees.  In considering the Subadvisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees and the Independent Trustees that shareholders had received favorable absolute and relative performance at reasonable fees and, therefore, approval of the renewal of the Subadvisory Agreement was in the best interest of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

USA MUTUALS

Vice Fund
Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Subadvisor	GNI Capital, Inc.
124 Verdae Boulevard, Suite 504
Greenville, South Carolina 29607

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By /s/ Eric Lansky
Eric Lansky, President and Treasurer

Date 11/30/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By /s/ Eric Lansky
Eric Lansky, President and Treasurer

Date 11/30/2009